Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Property and Equipment [Abstract]
Depreciation expenses	$ 85	$ 160	$ 175	$ 348